Settlement Expenses	12 Months Ended
Dec. 31, 2022
Settlement Expenses.
Settlement Expenses

15. Settlement Expenses

In July 2019, in connection with certain funds managed (“Camsing Credit Funds” or “Camsing Products”) by Shanghai Gopher Asset Management Co., Ltd. (“Shanghai Gopher”), a consolidated affiliated subsidiary of the Company, it is suspected that fraud had been committed by third parties related to the underlying investments (the “Camsing Incident”). A total of 818 investors were affected, and the outstanding amount of the investments that is potentially subject to repayment upon default amounted to RMB3.4 billion.

Settlement Plan

To preserve the Group’s goodwill with affected investors, it voluntarily made an ex gratia settlement offer (the “Settlement Plan”) to affected investors. An affected investor accepting the offer shall receive restricted share units (“RSUs”), which upon vesting will become ordinary shares of the Company, and in return forgo all outstanding legal rights associated with the investment in the Camsing Credit Funds and irrevocably release the Company and all its affiliated entities and individuals from any and all claims immediately, known or unknown, that relate to the Camsing Credit Funds. The number of ordinary shares each investor is entitled to is determined based on a fixed ratio of the investor’s outstanding investments in Camsing Products at 2,886 ADSs per RMB1 million.

On August 24, 2020, the Settlement Plan was approved by the Board of Directors of the Company that a total number of new ordinary shares not exceeding 1.6% of the share capital of the Company has been authorized to be issued each year for a consecutive ten years for the Settlement Plan.

Two plans (“Plan A” or “Plan B”) were offered for the investors to choose. Under Plan A, the Group will issue RSUs to the investor’s designated trust plan. 1/10 of the RSUs shall be vested immediately at contract inception and the remaining 9/10 will be vested evenly in the following 9 years subject to certain performance conditions by the investors. Plan B has the same terms as those of Plan A, except that the investor has an option (the “Option”) to call back the beneficial rights of transferred Camsing Products (but not the legal title) or keep the RSUs at the third anniversary of contact (“Year 3”). All RSUs issued within the period from contract inception to Year 3 cannot be vested until the investor chooses to retain the RSUs. Under either plan, mutual understandings are established that the Group has committed and has conctractual obligations to issue the shares to the settled investors regardless of the actual execution of the Option, which is deemed remote to occur, and/or the fulfillment of the performance conditions.

The Group evaluated and concluded the financial instruments to be issued under the Settlement Plan meet equity classification under ASC 815-40-25-10. Therefore, such instruments were initially measured at fair value and recognized as part of additional-paid-in-capital.

The Group uses the Black-Scholes pricing model to value the RSUs. Determining the appropriate fair-value model and calculating the fair value of RSUs requires considerable judgment, including estimating stock price volatility. The computation of expected volatility was based on the historical volatility of the Company’s common shares for a period that coincides with restriction period of the RSUs.

As of December 31, 2020, 552 out of the total 818 investors (approximately 67.4%) had accepted settlements under the plan, representing RMB2.4 billion out of the total outstanding investments of RMB3.4 billion (approximately 70%) under the Camsing Products. The total number of RSUs to be issued is 3,478,060 shares. The cost of this Settlement Plan measured at the fair value of the RSUs to be issued was RMB1,290.8 million, which was reported under settlement expenses for the year ended December 31, 2020.

In 2021, additional 43 investors accepted the Settlement Plan, and the Company recorded settlement expenses in the amount of RMB19.9 million (US$3.1 million) based on the difference between the fair value of the RSUs to be issued at each settlement date and the corresponding contingent liability accrued for these investors as of December 31, 2020.

For the year ended December 31, 2022, no settlement expense attributable to Camsing Incident was recorded due to (i) no additional settlement and (ii) no change in contingent liabilities relating to Camsing Incident.

The Option under Plan B can be exercised separately from the RSUs and is determined to be a freestanding derivative liability and measured at estimated fair value based on the recovery value of Camsing Products. The Group used the available information and determined the fair value of Option to be nil as of December 31, 2021 and 2022, respectively. The fair value of the derivative will be re-assessed at each reporting period.